Indefinite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Domain names USD ($)	Dec. 31, 2013 Domain names CNY	Dec. 31, 2012 Domain names CNY	Dec. 31, 2013 Trademarks USD ($)	Dec. 31, 2013 Trademarks CNY	Dec. 31, 2012 Trademarks CNY
Indefinite-lived intangible assets, gross	$ 1,720	10,410	10,410	$ 1,546	9,360	9,360	$ 174	1,050	1,050